Note 11 - Related Party Transactions (Details Textual)	12 Months Ended
	Mar. 31, 2026 CAD ($) $ / shares shares	Mar. 31, 2025 CAD ($) shares
Athabasca properties [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, exploration and evaluation assets option agreement (in shares) | shares		1,795,492
Increase (decrease) in equity, evaluation and exploration assets option agreement		$ 6,716,449
Denison Mines Corp. [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, exploration and evaluation assets option agreement (in shares) | shares	485,000
Shares issued, price per share 1 (in CAD per share) | $ / shares	$ 2.2
Increase (decrease) in equity, evaluation and exploration assets option agreement	$ 1,067,000
Technical commitment fees	$ 15,000
Denison Mines Corp. [member] | Athabasca properties [member]
Statement Line Items [Line Items]
Number of instruments or interests issued or issuable		1,369,810